Trade and Other Payables - Summary of Trade and Other Payables (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Payables [Abstract]
Trade payables	£ 2,298	£ 1,281
Duty, excise and other taxes	3,577	4,573
Accrued charges and deferred income	1,746	1,140
FII GLO deferred income	963	963
Social security and other taxation	50	21
Sundry payables	1,271	397
Trade and other payables	9,905	8,375
Trade and other payables, current	8,847	7,335
Trade and other payables, non-current	£ 1,058	£ 1,040